THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.8%	Shares	Value
ARGENTINA — 0.5%
Cresud SACIF y A ADR	713,291	$9,158,657

AUSTRALIA — 0.7%
Paladin Energy *	2,365,611	12,843,147

BRAZIL — 1.9%
BrasilAgro - Brasileira de Propriedades Agricolas	1,558,100	6,044,118
Centrais Eletricas Brasileiras SA	5,188,911	32,070,818
		38,114,936

CANADA — 11.9%
Aris Mining Corp. * (A)	5,200,545	19,358,687
Artemis Gold, Inc. *	1,019,646	11,070,984
Barrick Gold Corp.	1,600,984	26,208,108
Bear Creek Mining Corp. *	12,752,179	3,158,760
Equinox Gold Corp. *	6,878,349	41,506,258
Gabriel Resources, Ltd. * (A)	59,839,056	411,732
Gabriel Resources, Ltd. * † (A)(B)	3,471,971	23,889
Gabriel Resources, Ltd. * † (A)(B)	4,960,582	34,132
International Tower Hill Mines, Ltd. * (A)	6,548,183	3,012,164
MEG Energy Corp., Cl Common Subs. Receipt	556,408	9,123,200
Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,873,848	1,838,978
Northern Dynasty Minerals, Ltd. (USD) * (A)	11,582,929	7,560,178
Novagold Resources, Inc. *	6,711,584	21,007,258
Perpetua Resources Corp. *	799,365	9,432,507
Sandstorm Gold, Ltd.	923,629	5,403,230
Seabridge Gold, Inc. (CAD) * (A)	1,422,848	17,494,956
Seabridge Gold, Inc. (USD) * (A)	1,355,049	16,680,653
Sprott, Inc.	139,244	6,046,506
Western Copper & Gold Corp. *	5,494,589	5,670,956
Wheaton Precious Metals Corp.	434,519	27,144,402
		232,187,538

CHILE — 1.9%
Empresa Nacional de Telecomunicaciones	4,284,256	13,534,999

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
CHILE — continued
Sociedad Quimica y Minera de Chile SA ADR	575,318	$22,748,074
		36,283,073

CHINA — 5.7%
Alibaba Group Holding, Ltd. ADR	88,899	8,786,777
Baidu, Inc., Cl A *	3,314,050	37,470,243
CGN Power Co., Ltd., Cl H (B)	44,370,000	14,359,904
China Communications Services Corp., Ltd., Cl H	38,540,000	21,928,344
China Gas Holdings, Ltd.	6,248,400	5,179,753
China Shenhua Energy Co., Ltd., Cl H	1,169,000	4,713,993
Guangshen Railway Co., Ltd., Cl H (A)	44,260,679	11,985,584
Hi Sun Technology China, Ltd. * (A)	83,997,000	3,295,049
PAX Global Technology, Ltd.	7,230,000	4,450,928
		112,170,575

FRANCE — 1.8%
Carrefour SA	1,751,785	24,958,316
Euroapi SA * (A)	3,367,352	11,269,417
		36,227,733

GERMANY — 2.8%
BASF	87,089	4,195,742
K+S AG (A)	3,657,371	50,786,035
		54,981,777

HONG KONG — 3.8%
Bank of East Asia, Ltd.	1,791,600	2,268,249
CK Hutchison Holdings, Ltd.	10,211,000	51,419,476
First Pacific Co., Ltd.	14,714,000	8,146,502
K Wah International Holdings, Ltd.	3,625,000	807,345
Luks Group Vietnam Holdings Co., Ltd. (A)	9,255,000	921,331
SJM Holdings, Ltd. *	31,612,000	9,937,432
		73,500,335

INDONESIA — 0.2%
Media Nusantara Citra *	157,203,400	2,700,004
United Tractors TbK PT	844,100	1,287,955
		3,987,959

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
JAPAN — 4.9%
Electric Power Development Co., Ltd.	616,000	$9,717,904
Fukuda Corp.	153,800	5,029,766
Inpex Corp.	754,200	9,000,662
Japan Petroleum Exploration Co., Ltd.	1,454,700	10,315,806
Kamigumi Co., Ltd.	441,050	9,608,954
Kato Sangyo Co., Ltd.	240,500	6,792,017
Kyorin Pharmaceutical Co., Ltd. (A)	2,164,400	20,510,691
Suzuken Co., Ltd.	152,300	4,753,794
West Japan Railway Co.	1,133,000	20,842,048
		96,571,642

KAZAKHSTAN — 3.7%
Halyk Savings Bank of Kazakhstan JSC GDR	924,241	17,622,605
NAC Kazatomprom JSC GDR	313,535	11,961,360
NAC Kazatomprom JSC GDR (B)	1,110,803	42,377,135
		71,961,100

LEBANON — 0.1%
Solidere ADR *(C)	174,732	2,969,570

MALAYSIA — 0.8%
Genting Plantations BHD	5,260,700	6,780,862
Oriental Holdings BHD	5,799,900	9,166,023
		15,946,885

PHILIPPINES — 0.1%
Puregold Price Club	6,388,600	2,701,854

RUSSIA — 3.9%
Etalon Group PLC GDR * (A)(C)	12,219,734	2,503,823
Federal Grid - Rosseti PJSC *(C)	17,511,927,373	4,210,324
Gazprom PJSC *(C)	25,899,221	11,051,198
Lenta International PJSC GDR *(C)	6,287,850	5,025,878
LSR Group PJSC, Cl A (C)	1,673,664	4,388,625
Moscow Exchange MICEX-RTS PJSC (C)	14,084,614	8,787,685
Polyus PJSC GDR *(C)	613,103	15,948,403
RusHydro PJSC *(C)	6,529,118,388	11,099,501
Sberbank of Russia PJSC (C)	12,648,865	10,806,744

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
RUSSIA — continued
VTB Bank PJSC *(C)	9,484,622	$2,421,501
		76,243,682

SINGAPORE — 3.7%
First Resources, Ltd.	20,501,500	21,830,266
Golden Agri-Resources, Ltd. (A)	265,609,400	47,883,961
Yoma Strategic Holdings, Ltd. * (A)	66,818,200	3,677,902
		73,392,129

SOUTH AFRICA — 6.9%
Anglo American Platinum, Ltd.	2,024,836	71,038,403
Impala Platinum Holdings, Ltd. *	10,570,447	58,017,659
Sibanye Stillwater *	5,500,091	5,300,346
		134,356,408

SOUTH KOREA — 17.7%
Chong Kun Dang Pharmaceutical Corp. *	111,787	6,624,792
DL E&C Co., Ltd. (A)	1,121,917	24,085,119
GS Holdings Corp.	574,270	15,150,789
Hana Financial Group, Inc.	144,297	5,972,532
Hankook & Co., Ltd.	1,160,471	13,602,780
Hyundai Department Store Co., Ltd. (A)	747,546	25,836,264
Korea Electric Power Corp. *	2,447,766	35,326,794
Korean Air Lines	318,651	5,409,787
Korean Reinsurance Co.	2,124,558	12,023,843
KT Corp.	714,316	23,448,072
KT Corp. ADR	2,385,104	41,333,852
LG Corp.	604,586	30,993,561
LG Uplus Corp. (A)	10,963,001	75,541,752
Lotte Chemical Corp.	265,666	10,350,263
LX Holdings Corp.	1,002,251	4,696,301
LX INTERNATIONAL CORP.	145,196	2,482,945
Pan Ocean Co., Ltd.	4,302,712	9,793,897
PHA Co., Ltd. (A)	478,665	3,298,546
		345,971,889

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
SRI LANKA — 0.3%
Hemas Holdings PLC (A)	16,019,905	$6,124,677

THAILAND — 0.8%
Kasikornbank PCL	2,200,500	10,461,772
Siam Cement	1,032,200	4,700,411
		15,162,183

UKRAINE — 1.3%
Astarta Holding PLC (A)	659,000	6,764,934
MHP SE (LSE Shares) GDR * (A)	3,328,568	17,907,696
MHP SE (USD Shares) GDR * (A)(B)	44,627	240,093
		24,912,723

UNITED KINGDOM — 4.0%
Ashmore Group	3,286,150	6,926,617
Close Brothers Group *	1,788,919	7,056,810
Schroders PLC	5,340,255	23,320,828
Vodafone Group PLC	23,017,991	19,609,986
Yellow Cake PLC *(B)	3,441,565	20,890,242
		77,804,483

UNITED STATES — 9.4%
Air Lease Corp., Cl A	105,952	4,894,983
Amentum Holdings *	338,793	7,104,489
Expand Energy Corp.	325,803	33,101,585
Franklin Resources, Inc.	880,479	19,581,853
Ivanhoe Electric, Inc. *	1,140,717	6,753,044
Newmont Corp.	211,458	9,033,486
Newmont Corp. CDI	925,649	39,233,230
Range Resources Corp.	1,078,490	39,947,269
Royal Gold, Inc.	171,028	23,913,135
		183,563,074

TOTAL COMMON STOCK
(Cost $1,849,875,751)		1,737,138,029

PREFERRED STOCK — 1.7%
BRAZIL — 0.8%
Petroleo Brasileiro SA (D)	2,602,500	16,775,383

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2025
(Unaudited)

PREFERRED STOCK — continued	Shares	Value
GERMANY — 0.9%
Draegerwerk & KGaA , 0.900%(A)	289,709	$17,070,876

TOTAL PREFERRED STOCK
(Cost $27,387,180)		33,846,259

UNIT TRUST FUND — 1.2%
CANADA — 1.2%
Sprott Physical Uranium Trust *	1,484,620	23,944,331

TOTAL UNIT TRUST FUND
(Cost $9,794,899)		23,944,331

CONVERTIBLE BOND — 0.7%	Face Amount
CANADA — 0.7%
Northern Dynasty Minerals, Ltd.
2.000%, 11/12/32(C)	$7,108,000	14,015,981
INDIA — 0.0%
REI Agro, Ltd.
5.500%, 13/11/14(B)(C)(E)	$723,000	—
TOTAL CONVERTIBLE BOND
(Cost $7,831,000)		14,015,981

RIGHTS — 0.1%	Number of Rights	Value
CANADA — 0.1%
Pan American Silver Corp., Expires 02/22/29 *(C)	2,385,283	980,351
TOTAL RIGHTS
(Cost $–)		980,351

WARRANT — 0.1%	Number of Warrants
CANADA — 0.1%
Bear Creek Mining Corp., Expires 10/08/28*	9,126,364	753,544
TOTAL WARRANT
(Cost $534,546)		753,544

SHORT TERM INVESTMENT — 0.0%	Shares
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.840%(F)	926,325	926,325

TOTAL SHORT TERM INVESTMENT
(Cost $926,325)		926,325

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2025
(Unaudited)

PURCHASED OPTION — 0.8%	Value
UNITED STATES — 0.8% *
TOTAL PURCHASED OPTIONS (Cost $20,044,161)	$15,780,350

TOTAL INVESTMENTS— 93.4%
(Cost $1,916,393,862)	1,827,385,170
Other Assets and Liabilities, Net — 6.6%	129,261,231
NET ASSETS — 100.0%	$1,956,646,401

A list of the exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.8%
Put Options
February 25 Puts on SPXW*	939	$567,205,767	$6,040.00	02/28/25	$7,727,970
March 25 Puts on SPXW*	791	477,805,923	6,005.00	03/31/25	8,052,380
TOTAL PURCHASED OPTIONS
(Cost $20,044,161)		$1,045,011,690			$15,780,350

†	Restricted Equity.
*	Non-income producing security.
(A)	Affiliated investment.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2025 was $77,925,395 and represents 4.0% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Rate unavailable.
(E)	Security in default on interest payments.
(F)	The rate reported is the 7-day effective yield as of January 31, 2025.

ADR — American Depositary Receipt
CAD — Canadian Dollar
CDI — Chess Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
LSE — London Stock Exchange
Ltd. — Limited
PJSC — Public Joint Stock Company
PLC — Public Limited Company
SPXW — Standard & Poor's 500 Index Options Weekly
USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2025
(Unaudited)

As of January 31, 2025, the Global All-Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at January 31, 2025, were as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value
Common Stock
Gabriel Resources, Ltd.	3,471,971	6/1/2021	$704,137	23,889
Gabriel Resources, Ltd.	4,960,582	6/17/2022	$834,788	34,132
			$1,538,925	58,021

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2024 through January 31, 2025. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2024	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value as of 1/31/2025	Dividend/Interest Income
Aris Mining Corp.
$21,587,605	$2,078,583	$—	$—	$(4,307,501)	$19,358,687	$—
Astarta Holding PLC
4,975,134	—	—	—	1,789,800	6,764,934	—
DL E&C Co., Ltd.
21,875,340	3,067,218	—	—	(857,439)	24,085,119	346,699
Draegerwerk & KGaA
12,704,883	1,327,131	—	—	3,038,862	17,070,876	—
Etalon Group PLC GDR
2,237,433	—	—	—	266,390	2,503,823	—
Euroapi SA
13,161,378	—	—	—	(1,891,961)	11,269,417	—
Gabriel Resources, Ltd.
75,704	—	—	—	(17,683)	58,021	—
Gabriel Resources, Ltd.
537,213	—	—	—	(125,481)	411,732	—
Golden Agri-Resources, Ltd.
58,331,485	—	—	—	(10,447,524)	47,883,961	—
Guangshen Railway Co., Ltd., Cl H
7,812,365	4,418,383	—	—	(245,164)	11,985,584	—
Hemas Holdings PLC
4,586,873	—	—	—	1,537,804	6,124,677	54,986
Hi Sun Technology China, Ltd.
4,536,374	—	—	—	(1,241,325)	3,295,049	—
Hyundai Department Store Co., Ltd.
18,062,628	7,084,379	—	—	689,257	25,836,264	—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2025
(Unaudited)

Value as of 10/31/2024	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value as of 1/31/2025	Dividend/Interest Income
International Tower Hill Mines, Ltd.
$4,020,584	$—	$—	$—	$(1,008,420)	$3,012,164	$—
K+S AG
56,224,520	—	(12,886,622)	(3,854,711)	11,302,848	50,786,035	—
Kyorin Pharmaceutical Co., Ltd.
18,249,709	3,119,302	—	—	(858,320)	20,510,691	—
LG Uplus Corp.
57,914,588	24,254,130	(527,175)	(22,983)	(6,076,808)	75,541,752	—
Luks Group Vietnam Holdings Co., Ltd.
1,030,649	—	—	—	(109,318)	921,331	—
MHP SE (LSE Shares) ADR
13,444,898	—	—	—	4,462,798	17,907,696	—
MHP SE (USD Shares) GDR
180,260	—	—	—	59,833	240,093	—
Northern Dynasty Minerals, Ltd. (CAD)
1,155,855	—	—	—	683,123	1,838,978	—
Northern Dynasty Minerals, Ltd. (USD)
6,260,410	—	(2,700,034)	(2,029,951)	6,029,753	7,560,178	—
PHA Co., Ltd.
3,402,285	9,493	—	—	(113,232)	3,298,546	81,494
Seabridge Gold, Inc. (CAD)
24,791,390	—	—	—	(7,296,434)	17,494,956	—
Seabridge Gold, Inc. (USD)
22,323,943	868,607	—	—	(6,511,897)	16,680,653	—
Yoma Strategic Holdings, Ltd.
4,074,266	—	—	—	(396,364)	3,677,902	—
Totals:
$383,557,772	$46,227,226	$(16,113,831)	$(5,907,645)	$(11,644,403)	$396,119,119	$483,179

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-001-2300

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 75.2%	Shares	Value
AUSTRALIA — 0.7%
Paladin Energy *	634,218	$3,443,235

BRAZIL — 1.5%
Centrais Eletricas Brasileiras SA	1,277,160	7,893,673

CANADA — 8.0%
Barrick Gold Corp.	916,580	15,004,415
Equinox Gold Corp. *	952,169	5,745,706
MEG Energy Corp., Cl Common Subs. Receipt	145,967	2,393,363
Novagold Resources, Inc. *	1,683,939	5,270,729
Wheaton Precious Metals Corp.	208,317	13,013,563
		41,427,776

CHILE — 1.2%
Sociedad Quimica y Minera de Chile SA ADR	162,017	6,406,152

CHINA — 6.2%
Alibaba Group Holding, Ltd. ADR	22,765	2,250,093
Baidu, Inc., Cl A *	867,250	9,805,545
CGN Power Co., Ltd., Cl H (A)	11,640,000	3,767,169
China Communications Services Corp., Ltd., Cl H	10,198,000	5,802,420
China Gas Holdings, Ltd.	1,651,200	1,368,800
China Shenhua Energy Co., Ltd., Cl H	293,000	1,181,522
Guangshen Railway Co., Ltd., Cl H (B)	10,554,000	2,857,974
PAX Global Technology, Ltd.	3,664,000	2,255,630
Shanghai Mechanical and Electrical Industry Co., Ltd., Cl B	2,297,615	2,582,282
		31,871,435

FRANCE — 1.3%
Carrefour SA	463,597	6,605,035

GERMANY — 3.4%
BASF	27,304	1,315,442
K+S AG (B)	1,154,815	16,035,692
		17,351,134

HONG KONG — 3.5%
Bank of East Asia, Ltd.	466,600	590,737

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
HONG KONG — continued
CK Hutchison Holdings, Ltd.	2,723,500	$13,714,714
First Pacific Co., Ltd.	1,026,000	568,052
K Wah International Holdings, Ltd.	2,137,000	475,943
SJM Holdings, Ltd. *	8,082,000	2,540,628
		17,890,074

INDONESIA — 0.1%
United Tractors TbK PT	214,200	326,833

JAPAN — 3.2%
Electric Power Development Co., Ltd.	156,500	2,468,916
Inpex Corp.	395,500	4,719,917
Kamigumi Co., Ltd.	118,300	2,577,348
Suzuken Co., Ltd.	40,300	1,257,898
West Japan Railway Co.	289,600	5,327,323
		16,351,402

KAZAKHSTAN — 4.5%
Halyk Savings Bank of Kazakhstan JSC GDR	312,015	5,949,224
NAC Kazatomprom JSC GDR	122,153	4,660,137
NAC Kazatomprom JSC GDR (A)	335,296	12,791,543
		23,400,904

RUSSIA — 6.1%
Federal Grid - Rosseti PJSC *(C)	3,021,385,233	726,420
Gazprom Neft PJSC (C)	2,817,940	5,299,985
Gazprom PJSC *(C)	8,122,810	3,481,663
Lenta International PJSC GDR *(C)	1,271,467	1,016,284
LSR Group PJSC, Cl A (C)	510,671	1,339,064
Moscow Exchange MICEX-RTS PJSC (C)	5,746,159	3,585,148
Polyus PJSC GDR *(C)	249,258	6,483,849
RusHydro PJSC *(C)	991,278,397	1,718,585
Sberbank of Russia PJSC (C)	8,292,394	7,084,729
VTB Bank PJSC *(C)	2,329,481	594,735
		31,330,462

SINGAPORE — 2.7%
Golden Agri-Resources, Ltd. (B)	76,439,700	13,780,520

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH AFRICA — 8.3%
Anglo American Platinum, Ltd.	524,110	$18,387,631
Impala Platinum Holdings, Ltd. *	4,449,271	24,420,565
		42,808,196

SOUTH KOREA — 13.0%
DL E&C Co., Ltd. (B)	180,968	3,884,989
GS Holdings Corp.	152,578	4,025,419
Hana Financial Group, Inc.	38,134	1,578,387
Korea Electric Power Corp. *	610,040	8,804,256
Korea Electric Power Corp. ADR *	86,677	628,408
Korean Air Lines	77,829	1,321,315
KT Corp.	212,507	6,975,735
KT Corp. ADR	533,487	9,245,330
LG Corp.	160,861	8,246,395
LG Uplus Corp. (B)	2,758,955	19,010,880
Lotte Chemical Corp.	83,968	3,271,367
		66,992,481

THAILAND — 0.8%
Kasikornbank PCL	590,300	2,806,446
Siam Cement	271,179	1,234,889
		4,041,335

UKRAINE — 0.8%
MHP SE GDR * (B)	787,575	4,237,154

UNITED KINGDOM — 3.9%
Schroders PLC	1,382,870	6,038,976
Vodafone Group PLC	5,757,107	4,904,719
Yellow Cake PLC *(A)	1,535,528	9,320,630
		20,264,325

UNITED STATES — 6.0%
Air Lease Corp., Cl A	27,184	1,255,901
Newmont Corp.	101,715	4,345,265
Newmont Corp. CDI	326,160	13,824,149

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
UNITED STATES — continued
Royal Gold, Inc.	80,745	$11,289,766
		30,715,081

TOTAL COMMON STOCK
(Cost $441,292,619)		387,137,207

PREFERRED STOCK — 1.5%
BRAZIL — 1.5%
Petroleo Brasileiro SA (D)	1,172,600	7,558,430

TOTAL PREFERRED STOCK
(Cost $5,671,761)		7,558,430

UNIT TRUST FUND — 1.1%
CANADA — 1.1%
Sprott Physical Uranium Trust *	370,094	5,968,970

TOTAL UNIT TRUST FUND
(Cost $4,938,442)		5,968,970

SHORT TERM INVESTMENT — 1.0%
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.840%(E)	5,178,634	5,178,634

TOTAL SHORT TERM INVESTMENT
(Cost $5,178,634)		5,178,634

PURCHASED OPTION — 0.8%		Value
UNITED STATES — 0.8% *
TOTAL PURCHASED OPTIONS (Cost $5,124,176)		4,041,310

TOTAL INVESTMENTS— 79.6%
(Cost $462,205,632)		409,884,551
Other Assets and Liabilities, Net — 20.4%		105,197,917
NET ASSETS — 100.0%		$515,082,468

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2025
(Unaudited)

A list of the exchange traded option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.8%
Put Options
February 25 Puts on SPXW*	235	$141,952,455	$6,040.00	02/28/25	$1,934,050
March 25 Puts on SPXW*	207	125,038,971	6,005.00	03/31/25	2,107,260
TOTAL PURCHASED OPTIONS
(Cost $5,124,176)		$266,991,426			$4,041,310

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2025 was $25,879,342 and represents 5.0% of Net Assets.

(B)	Affiliated investment.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Rate unavailable.
(E)	The rate reported is the 7-day effective yield as of January 31, 2025.

ADR — American Depositary Receipt
CDI — Chess Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
Ltd. — Limited
PJSC — Public Joint Stock Company
PLC — Public Limited Company
SPXW — Standard & Poor's 500 Index Options Weekly

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2025
(Unaudited)

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2024 through January 31, 2025. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2024	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value as of 1/31/2025	Dividend/Interest Income
DL E&C Co., Ltd.
$3,972,707	$71,892	$—	$—	$(159,610)	$3,884,989	$61,821
Golden Agri-Resources, Ltd.
16,787,212	—	—	—	(3,006,692)	13,780,520	—
Guangshen Railway Co., Ltd., Cl H
2,931,024	—	—	—	(73,050)	2,857,974	—
K+S AG
18,078,518	—	(4,424,144)	(1,372,320)	3,753,638	16,035,692	—
LG Uplus Corp.
14,590,576	6,088,510	(134,788)	(5,876)	(1,527,542)	19,010,880	—
MHP SE ADR
3,181,207	—	—	—	1,055,947	4,237,154	—
Totals:
$59,541,244	$6,160,402	$(4,558,932)	$(1,378,196)	$42,691	$59,807,209	$61,821

Amounts designated as “—” are either $0 or rounded to $0.

KGI-QH-002-2000